Note 13 - Income Taxes - Deductible Temporary Differences (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deductible temporary differences	$ 55,193,458	$ 53,421,898
Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	21,385,090	20,101,127
Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	24,538,993	23,352,906
Exploration and evaluation assets deductible differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	8,188,922	8,188,922
Share issue costs [member]
Statement Line Items [Line Items]
Deductible temporary differences	807,644	1,035,649
Property, plant and equipment deductible temporary differences [member]
Statement Line Items [Line Items]
Deductible temporary differences		493,445
Donations [member]
Statement Line Items [Line Items]
Deductible temporary differences	32,960	10,000
Investment tax credit [member]
Statement Line Items [Line Items]
Deductible temporary differences	$ 239,849	$ 239,849